Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 9.5%
194,425		AGL Energy Ltd.	$1,054,422	0.3
73,972		Amcor PLC	883,609	0.2
44,908		Ampol Ltd.	973,870	0.3
33,931		ANZ Group Holdings Ltd.	603,851	0.2
47,235		APA Group - Stapled Security	353,503	0.1
204,125		Aurizon Holdings Ltd.	533,535	0.1
111,924		BHP Group Ltd. Australian	3,919,824	1.1
83,463		BlueScope Steel Ltd.	1,138,144	0.3
126,058		Brambles Ltd.	1,071,943	0.3
2,226		Cochlear Ltd.	336,297	0.1
77,408		Coles Group Ltd.	973,611	0.3
31,472		Commonwealth Bank of Australia	2,456,774	0.7
29,910		Computershare Ltd.	503,741	0.1
3,499		CSL Ltd.	738,817	0.2
155,354		Endeavour Group Ltd./Australia	729,475	0.2
67,700		Goodman Group	965,646	0.3
219,914		GPT Group	712,861	0.2
12,991		JB Hi-Fi Ltd.	446,664	0.1
13,608		Macquarie Group Ltd.	1,815,433	0.5
550,005		Medibank Pvt Ltd.	1,145,818	0.3
114,377		Metcash Ltd.	338,948	0.1
125,340		Orora Ltd.	265,211	0.1
79,397	(1),(2)	Qantas Airways Ltd.	358,385	0.1
31,172		QBE Insurance Group Ltd.	304,143	0.1
284,126		Region RE Ltd.	545,209	0.1
54,380		Rio Tinto Ltd.	4,879,922	1.4
58,157		Sonic Healthcare Ltd.	1,302,577	0.4
54,496		South32 Ltd. - AUD	174,874	0.0
1,243,585		TABCORP Holdings Ltd.	924,973	0.3
519,104		Telstra Group Ltd.	1,500,308	0.4
589,010		Vicinity Centres	861,747	0.2
18,897		Wesfarmers Ltd.	666,247	0.2
33,828		Woodside Energy Group Ltd.	875,939	0.2
			34,356,321	9.5

		Austria: 0.6%
43,021	(2)	ams AG	401,905	0.1
2,948		Andritz AG	176,294	0.1
6,789	(3)	BAWAG Group AG	420,542	0.1
1,798		OMV AG	90,062	0.0
34,202		Voestalpine AG	1,136,411	0.3
			2,225,214	0.6

		Belgium: 0.7%
5,510		Elia Group SA/NV	773,702	0.2
21,492		KBC Group NV	1,591,848	0.4
10,674		Warehouses De Pauw CVA	338,492	0.1
			2,704,042	0.7

		Brazil: 0.4%
43,400		Banco do Brasil S.A.	349,078	0.1
119,600		BB Seguridade Participacoes SA	892,235	0.3
39,100	(2)	Embraer SA	126,012	0.0
212,100	(2)	Via S/A	101,113	0.0
			1,468,438	0.4

		Canada: 5.3%
17,085		Alimentation Couche-Tard, Inc.	780,192	0.2
4,069		Bank of Montreal	409,484	0.1
5,449		BCE, Inc.	257,594	0.1
9,462		Canadian National Railway Co. - CNR	1,126,295	0.3
7,718		Canadian Utilities Ltd.	214,507	0.1
18,036	(2)	CGI, Inc.	1,545,846	0.4
301		Constellation Software, Inc./Canada	531,796	0.2
11,033		Dollarama, Inc.	659,799	0.2
8,494		Enbridge, Inc.	347,791	0.1
3,498		Fairfax Financial Holdings Ltd.	2,315,797	0.6
5,305		First Quantum Minerals Ltd.	123,081	0.0
12,914		Fortis, Inc.	530,614	0.2
2,696		Franco-Nevada Corp.	395,459	0.1
11,670		George Weston Ltd.	1,501,299	0.4
12,709	(3)	Hydro One Ltd.	347,490	0.1
7,888		Imperial Oil Ltd.	431,112	0.1
6,547		Intact Financial Corp.	949,808	0.3
8,757		Loblaw Cos Ltd.	784,513	0.2
18,828		Lundin Mining Corp.	142,496	0.0
3,988		Magna International, Inc.	258,903	0.1
5,977		Manulife Financial Corp.	118,278	0.0
21,441		Metro, Inc. - Class A	1,163,781	0.3
5,041		Nutrien Ltd.	417,283	0.1
27,818		RioCan Real Estate Investment Trust	482,537	0.1
10,221		Royal Bank of Canada	1,045,952	0.3
11,587		Shaw Communications, Inc. - Class B	344,854	0.1
7,734		Thomson Reuters Corp.	920,024	0.3
3,728		Toronto-Dominion Bank	257,938	0.1
4,208		Waste Connections, Inc.	558,389	0.2
			18,962,912	5.3

		China: 2.8%
87,272		37 Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	264,632	0.1
90,020	(2)	Alibaba Group Holding Ltd.	1,237,655	0.3
15,222	(2)	Baidu, Inc.	255,882	0.1
63,000		BOC Hong Kong Holdings Ltd.	220,178	0.1
4,000		Byd Co., Ltd. - H Shares	126,670	0.0
622,000		China Construction Bank - H Shares	402,615	0.1
228,000		China Petroleum & Chemical Corp. - H Shares	123,113	0.0
3,370		Contemporary Amperex Technology Co. Ltd. - A Shares	233,762	0.1
85,924		ENN Natural Gas Co. Ltd. - A Shares	229,967	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
8,228	(2)	Hutchmed China Ltd. ADR	$148,269	0.0
240,000		Industrial & Commercial Bank of China - H Shares	128,381	0.0
49,987	(2)	iQIYI, Inc. ADR	334,913	0.1
6,782		JD.com, Inc. - Class A	201,381	0.1
61,000	(3)	Jiumaojiu International Holdings Ltd.	156,293	0.0
31,336	(2)	KE Holdings, Inc. ADR	574,702	0.2
106,000	(1),(2),(3)	Kintor Pharmaceutical Ltd.	141,292	0.0
14,130	(2),(3)	Meituan Class B	315,889	0.1
7,875		NetEase, Inc.	139,719	0.0
14,411	(2)	NIO, Inc. ADR	173,941	0.1
331,000		PICC Property & Casualty Co., Ltd. - H Shares	311,190	0.1
3,928	(2)	Pinduoduo, Inc. ADR	384,865	0.1
156,100	(2),(3)	Ping An Healthcare and Technology Co. Ltd.	413,353	0.1
45,500		Ping An Insurance Group Co. of China Ltd. - H Shares	353,430	0.1
8,171		Proya Cosmetics Co. Ltd. - A Shares	199,961	0.1
299,049		Shandong Nanshan Aluminum Co. Ltd. - A Shares	160,424	0.0
23,300		Tencent Holdings Ltd.	1,135,384	0.3
30,378	(2)	Vipshop Holdings Ltd. ADR	469,948	0.1
63,900	(3)	WuXi AppTec Co. Ltd. - H Shares	830,319	0.2
6,309		Yum China Holdings, Inc.	388,697	0.1
143,000	(2)	Zhaojin Mining Industry Co. Ltd. - H Shares	164,566	0.1
			10,221,391	2.8

		Denmark: 2.1%
305		AP Moller - Maersk A/S - Class B	663,464	0.2
9,315		Carlsberg A/S	1,322,373	0.3
2,154		Coloplast A/S	260,062	0.1
886	(2)	Genmab A/S	347,221	0.1
29,355		Novo Nordisk A/S	4,062,435	1.1
19,815		Novozymes A/S	1,031,104	0.3
			7,686,659	2.1

		Finland: 1.5%
22,518		Elisa OYJ	1,282,916	0.4
52,602		Kesko OYJ	1,225,279	0.3
29,057		Kojamo Oyj	446,157	0.1
6,366		Kone Oyj	347,176	0.1
5,199		Orion Oyj	278,533	0.1
9,821		Sampo OYJ	515,596	0.1
75,749		Stora Enso OYJ	1,082,856	0.3
10,142		UPM-Kymmene OYJ	367,608	0.1
			5,546,121	1.5

		France: 6.5%
4,908		Air Liquide SA	781,479	0.2
6,903		Capgemini SE	1,310,084	0.4
52,735	(1)	Carrefour S.A.	1,003,067	0.3
8,445		Cie de Saint-Gobain	485,004	0.1
13,538		Cie Generale des Etablissements Michelin SCA	428,067	0.1
6,959		Danone	381,625	0.1
9,515		Edenred	518,275	0.2
3,544		Eiffage SA	378,535	0.1
128,775		Engie SA	1,828,581	0.5
5,700		Eurazeo SE	399,837	0.1
1,003		Hermes International	1,877,116	0.5
2,544		Ipsen SA	267,208	0.1
17,038		Klepierre SA	432,429	0.1
1,941		L'Oreal S.A.	801,458	0.2
3,405		LVMH Moet Hennessy Louis Vuitton SE	2,972,469	0.8
109,535		Orange SA	1,159,178	0.3
1,712		Pernod Ricard SA	354,434	0.1
12,112		Publicis Groupe	854,373	0.2
10,510		Sanofi	1,029,182	0.3
900		Schneider Electric SE	145,993	0.1
51,673		Societe Generale	1,538,123	0.4
7,521		Thales S.A.	994,718	0.3
22,333		TotalEnergies SE	1,380,638	0.4
15,658		Veolia Environnement	464,766	0.1
4,907		Vinci SA	554,438	0.2
35,374		Vivendi SE	379,907	0.1
6,033		Wendel SE	638,820	0.2
			23,359,804	6.5

		Germany: 4.6%
962		Allianz SE	230,027	0.1
6,117		Aurubis AG	646,912	0.2
14,058		BASF SE	806,018	0.2
4,111		Bayer AG	255,888	0.1
16,462		Bayerische Motoren Werke AG	1,676,890	0.5
3,163		Beiersdorf AG	384,549	0.1
16,558		Deutsche Post AG	712,930	0.2
37,885		Deutsche Telekom AG	844,029	0.2
75,909		E.ON AG	827,625	0.2
16,303		GEA Group AG	735,587	0.2
13,275		Mercedes-Benz Group AG	987,816	0.3
3,664		Merck KGaA	764,777	0.2
1,508		MTU Aero Engines AG	376,866	0.1
3,154		Muenchener Rueckversicherungs-Gesellschaft AG	1,139,244	0.3
46,592		RWE AG	2,074,216	0.6
4,833		SAP SE	572,902	0.1
11,181		Siemens AG	1,746,524	0.5
444,911		Telefonica Deutschland Holding AG	1,310,423	0.3
83,438	(2)	ThyssenKrupp AG	655,474	0.2
			16,748,697	4.6

		Hong Kong: 1.9%
88,400		AIA Group Ltd.	999,596	0.3
65,000		CK Asset Holdings Ltd.	415,578	0.1
125,902		CK Hutchison Holdings Ltd.	801,234	0.2
50,000		CLP Holdings Ltd.	371,497	0.1
15,900		Jardine Matheson Holdings Ltd.	845,174	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
17,700		Jardine Matheson Holdings Ltd. ADR	$938,454	0.3
29,500		Link REIT	236,129	0.1
123,000		Power Assets Holdings Ltd.	695,955	0.2
206,000		Sino Land Co.	267,692	0.1
107,500		Swire Pacific Ltd. - Class A	985,118	0.3
357,500	(3)	WH Group Ltd.	220,172	0.0
			6,776,599	1.9

		India: 0.9%
15,228		Axis Bank Ltd.	162,753	0.0
144,304		Bharat Electronics Ltd.	167,904	0.0
72,691		Hindalco Industries Ltd.	419,589	0.1
7,600		Housing Development Finance Corp.	244,662	0.1
24,746		ICICI Bank Ltd. ADR	515,459	0.1
9,448		Infosys Ltd. ADR	177,623	0.1
7,537		Larsen & Toubro Ltd.	196,206	0.1
17,813		Mahindra & Mahindra Ltd.	301,103	0.1
134,950		NTPC Ltd.	282,649	0.1
8,882		Reliance Industries Ltd.	256,223	0.1
28,001		State Bank of India	190,156	0.1
3,717		Tata Consultancy Services Ltd.	153,414	0.0
			3,067,741	0.9

		Indonesia: 0.3%
4,579,400		Aneka Tambang Tbk	709,574	0.2
328,400		Bank Mandiri Persero TBK PT	218,825	0.1
			928,399	0.3

		Ireland: 0.4%
22,029		DCC PLC	1,254,725	0.3
30,703		Grafton Group PLC	348,508	0.1
			1,603,233	0.4

		Israel: 1.0%
13,160	(2)	Airport City Ltd.	208,451	0.1
1,987		Azrieli Group Ltd.	127,988	0.0
40,769		Bank Leumi Le-Israel BM	360,291	0.1
246,863		Bezeq Israeli Telecommunication Corp., Ltd.	409,105	0.1
1,276		Elbit Systems Ltd.	214,220	0.1
8,101		First International Bank Of Israel Ltd.	327,230	0.1
54,017		ICL Group Ltd.	428,876	0.1
2,438	(2)	Paz Oil Co. Ltd.	303,925	0.1
36,305		Phoenix Holdings Ltd./The	390,447	0.1
52,420	(2)	Teva Pharmaceutical Industries Ltd. ADR	552,507	0.2
3,008	(2)	Tower Semiconductor Ltd.	126,532	0.0
			3,449,572	1.0

		Italy: 1.5%
77,470		Enel S.p.A.	456,151	0.1
98,627		ENI S.p.A.	1,517,689	0.4
1,422		Ferrari NV	355,334	0.1
408,138		Intesa Sanpaolo SpA	1,073,101	0.3
49,676		Italgas SpA	290,787	0.1
31,215	(2)	Iveco Group NV	255,668	0.1
20,251		Moncler SpA	1,267,457	0.3
45,974		Snam SpA	234,169	0.1
			5,450,356	1.5

		Japan: 21.1%
10,200		AGC, Inc.	375,827	0.1
21,900		Alfresa Holdings Corp.	274,122	0.1
25,600		Amada Co. Ltd.	229,959	0.1
95,600		Astellas Pharma, Inc.	1,407,245	0.4
8,400		Bandai Namco Holdings, Inc.	561,740	0.2
16,300		BIPROGY, Inc.	425,866	0.1
10,200		Bridgestone Corp.	380,799	0.1
46,900		Canon, Inc.	1,040,821	0.3
33,500		Dai Nippon Printing Co., Ltd.	790,923	0.2
7,700		Daito Trust Construction Co., Ltd.	760,903	0.2
11,700		Daiwa House Industry Co., Ltd.	280,976	0.1
7,900		Dowa Holdings Co., Ltd.	275,814	0.1
26,600		Electric Power Development Co., Ltd.	429,285	0.1
416,900		ENEOS Holdings, Inc.	1,492,584	0.4
15,900		Fuji Electric Co. Ltd.	643,600	0.2
63,500		Fujikura Ltd.	482,686	0.1
34,800		Haseko Corp.	402,607	0.1
600		Hirose Electric Co., Ltd.	78,111	0.0
7,900		Hitachi Ltd.	414,296	0.1
66,400		Honda Motor Co., Ltd.	1,642,504	0.5
63,300		Idemitsu Kosan Co., Ltd.	1,582,549	0.4
29,000		IHI Corp.	881,156	0.2
21,700		Inpex Corp.	238,454	0.1
24,500		Internet Initiative Japan, Inc.	459,762	0.1
63,200		Itochu Corp.	2,042,740	0.6
43,400		J Front Retailing Co., Ltd.	404,205	0.1
41,600		Japan Tobacco, Inc.	848,304	0.2
8,600		Jeol Ltd.	252,531	0.1
17,900		Kamigumi Co., Ltd.	366,172	0.1
70,100		Kansai Electric Power Co., Inc.	674,158	0.2
5,800		Kao Corp.	234,447	0.1
56,700		KDDI Corp.	1,771,504	0.5
300		Keyence Corp.	138,111	0.0
10,000		Kintetsu Group Holdings Co., Ltd.	325,650	0.1
27,600		Komatsu Ltd.	678,255	0.2
31,100		Kuraray Co., Ltd.	257,416	0.1
8,200		Kyocera Corp.	425,509	0.1
45,200		Kyushu Electric Power Co., Inc.	260,200	0.1
23,700		Lawson, Inc.	947,675	0.3
50,600	(2)	Leopalace21 Corp.	125,585	0.0
22,500		Lixil Corp.	388,435	0.1
134,100		Marubeni Corp.	1,645,217	0.5
159,900		Mazda Motor Corp.	1,272,802	0.3
20,500		Medipal Holdings Corp.	273,695	0.1
6,200		MEIJI Holdings Co., Ltd.	319,751	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
23,800		Mitsubishi Chemical Holdings Corp.	$133,552	0.0
48,500		Mitsubishi Corp.	1,624,069	0.4
80,000		Mitsubishi Electric Corp.	881,660	0.2
34,600		Mitsubishi Heavy Industries Ltd.	1,356,665	0.4
12,700		Mitsubishi Logistics Corp.	296,563	0.1
149,100		Mitsubishi UFJ Financial Group, Inc.	1,092,140	0.3
103,400		Mitsui & Co., Ltd.	3,050,584	0.8
9,400		Mitsui Fudosan Co., Ltd.	176,190	0.0
17,600		Mizuho Financial Group, Inc.	274,920	0.1
14,900		MS&AD Insurance Group Holdings, Inc.	477,898	0.1
16,800		NGK Insulators Ltd.	232,534	0.1
39,000		Nikon Corp.	385,063	0.1
35,200		Nintendo Co., Ltd.	1,526,195	0.4
27,700		Nippon Steel Corp.	576,568	0.2
18,500		Nippon Telegraph & Telephone Corp.	554,732	0.2
9,200	(1)	Nippon Yusen KK	218,858	0.1
10,200		Nissin Food Products Co., Ltd.	797,412	0.2
10,300		Nitto Denko Corp.	665,766	0.2
27,100		Nomura Real Estate Holdings, Inc.	597,296	0.2
98,100		Obayashi Corp.	760,935	0.2
76,200		Oji Holdings Corp.	314,916	0.1
17,200		Ono Pharmaceutical Co., Ltd.	373,218	0.1
21,200		ORIX Corp.	372,759	0.1
57,000		Osaka Gas Co., Ltd.	919,802	0.3
15,900		Pan Pacific International Holdings Corp.	294,041	0.1
16,600		Persol Holdings Co. Ltd.	363,964	0.1
25,600		Recruit Holdings Co. Ltd.	823,303	0.2
7,200	(2)	Renesas Electronics Corp.	74,060	0.0
95,500		Round One Corp.	351,879	0.1
10,700		Sankyo Co., Ltd.	432,190	0.1
2,700		Screen Holdings Co. Ltd.	201,196	0.1
16,700		Secom Co., Ltd.	994,916	0.3
48,000		Sega Sammy Holdings, Inc.	760,057	0.2
109,000		Sekisui Chemical Co., Ltd.	1,526,903	0.4
20,400		Sekisui House Ltd.	385,545	0.1
22,100		Seven & I Holdings Co., Ltd.	1,043,405	0.3
6,700		Shimamura Co., Ltd.	628,487	0.2
3,100		Shin-Etsu Chemical Co., Ltd.	457,012	0.1
5,900		Shiseido Co., Ltd.	306,659	0.1
45,300		SoftBank Corp.	518,327	0.1
29,300		Sojitz Corp.	580,911	0.2
16,500		Sony Group Corp.	1,474,301	0.4
72,500		Subaru Corp.	1,191,294	0.3
316,000		Sumitomo Chemical Co., Ltd.	1,213,008	0.3
45,600		Sumitomo Corp.	818,517	0.2
22,400		Sumitomo Electric Industries Ltd.	269,162	0.1
21,800		Sumitomo Forestry Co., Ltd.	407,606	0.1
9,800		Sumitomo Metal Mining Co., Ltd.	397,912	0.1
27,000		Sumitomo Mitsui Financial Group, Inc.	1,173,450	0.3
6,500		Suntory Beverage & Food Ltd.	219,490	0.1
15,200		Suzuken Co., Ltd.	400,339	0.1
15,300		Taisei Corp.	528,186	0.1
38,100		Takeda Pharmaceutical Co., Ltd.	1,197,765	0.3
5,800		Teijin Ltd.	59,556	0.0
8,300		TIS, Inc.	239,333	0.1
10,800		Tobu Railway Co., Ltd.	253,402	0.1
6,400		Toho Co., Ltd.	236,374	0.1
83,600		Tokio Marine Holdings, Inc.	1,750,978	0.5
1,600		Tokyo Electron Ltd.	559,239	0.2
51,800		Tokyo Gas Co., Ltd.	1,084,677	0.3
17,700		Tokyo Tatemono Co., Ltd.	219,436	0.1
28,900		Tokyu Fudosan Holdings Corp.	146,645	0.0
30,200		Toppan, Inc.	486,588	0.1
56,300		Toray Industries, Inc.	345,910	0.1
18,200		Toshiba Corp.	625,109	0.2
35,200		Tosoh Corp.	460,536	0.1
19,400		Toyo Seikan Group Holdings, Ltd.	251,829	0.1
97,700		Toyota Motor Corp.	1,434,795	0.4
3,800	(2)	Trend Micro, Inc.	188,153	0.0
32,800		USS Co., Ltd.	539,500	0.1
6,700		Yakult Honsha Co., Ltd.	478,299	0.1
31,700		Yamato Holdings Co., Ltd.	554,653	0.2
21,700		Yokogawa Electric Corp.	381,043	0.1
			76,195,186	21.1

		Mexico: 0.1%
53,700		Grupo Financiero Banorte	444,874	0.1

		Netherlands: 4.5%
2,093		Airbus SE	262,390	0.1
4,977		ASML Holding NV	3,293,006	0.9
9,502	(2)	EXOR NV	755,298	0.2
11,054		Heineken Holding NV	912,680	0.2
1,585		IMCD NV	251,272	0.1
73,816		Koninklijke Ahold Delhaize NV	2,203,175	0.6
2,609		Koninklijke DSM NV	335,521	0.1
529,010		Koninklijke KPN NV	1,808,596	0.5
22,208		NN Group NV	964,891	0.3
4,666		OCI NV	158,832	0.0
8,820		Randstad NV	565,345	0.2
86,398		Shell PLC	2,536,450	0.7
47,248		Stellantis NV (STLAM)	742,782	0.2
12,631		Wolters Kluwer NV	1,377,064	0.4
			16,167,302	4.5

		New Zealand: 0.3%
6,082		Mainfreight Ltd.	281,505	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: (continued)
199,906		Spark New Zealand Ltd.	$674,030	0.2
			955,535	0.3

		Norway: 0.7%
16,799		Equinor ASA	511,978	0.1
12,045		Gjensidige Forsikring ASA	216,490	0.1
6,669		Kongsberg Gruppen ASA	265,504	0.1
16,366		Mowi ASA	302,635	0.1
16,211		Norsk Hydro ASA	131,436	0.0
52,793		Orkla ASA	394,138	0.1
21,022		Telenor ASA	220,071	0.1
11,267		Yara International ASA	500,608	0.1
			2,542,860	0.7

		Philippines: 0.1%
42,770		Jollibee Foods Corp.	186,614	0.1

		Poland: 0.1%
28,368		Polski Koncern Naftowy Orlen	426,077	0.1

		Portugal: 0.6%
68,424		EDP - Energias de Portugal SA	339,947	0.1
66,277		Galp Energia SGPS SA	907,199	0.3
37,576		Jeronimo Martins SGPS SA	815,799	0.2
			2,062,945	0.6

		Qatar: 0.1%
51,730		Qatar National Bank QPSC	256,425	0.1

		Russia: –%
4,061	(4)	Lukoil PJSC	–	–

		Saudi Arabia: 0.4%
18,703		SABIC Agri-Nutrients Co.	685,749	0.2
65,745	(3)	Saudi Arabian Oil Co.	580,035	0.2
			1,265,784	0.4

		Singapore: 2.3%
284,800		CapitaLand Integrated Commercial Trust	465,971	0.1
251,100		CapLand Ascendas REIT	552,578	0.2
495,300		ComfortDelgro Corp., Ltd.	453,770	0.1
496,900		Frasers Logistics & Commercial Trust	478,264	0.1
19,200		Jardine Cycle & Carriage Ltd.	425,657	0.1
70,100		Keppel Corp., Ltd.	404,733	0.1
299,600		Mapletree Industrial Trust	544,479	0.2
195,200		Mapletree Logistics Trust	252,353	0.1
414,200		Mapletree Pan Asia Commercial Trust	576,328	0.2
124,000		Oversea-Chinese Banking Corp., Ltd.	1,225,164	0.3
1,330	(2)	Sea Ltd. ADR	85,719	0.0
94,700		SembCorp Industries Ltd.	261,152	0.1
122,400		Singapore Exchange Ltd.	862,127	0.2
321,000		Singapore Technologies Engineering Ltd.	902,505	0.3
247,900		Singapore Telecommunications Ltd.	474,769	0.1
110,900		Wilmar International Ltd.	344,791	0.1
			8,310,360	2.3

		South Korea: 2.0%
8,527		Doosan Bobcat, Inc.	241,981	0.1
10,187		KB Financial Group, Inc.	464,246	0.1
11,657		Kia Corp.	635,096	0.2
15,941	(2)	KT&G Corp.	1,195,759	0.3
1,680		Kumho Petrochemical Co. Ltd.	202,062	0.1
631		LG Chem Ltd.	356,138	0.1
4,331		LG Corp.	291,668	0.1
363	(2)	LG Energy Solution Ltd.	154,402	0.1
1,004		LIG Nex1 Co. Ltd.	66,112	0.0
1,568		POSCO Holdings, Inc.	385,300	0.1
2,947		Samsung C&T Corp.	284,626	0.1
1,088		Samsung Electro-Mechanics Co. Ltd.	127,071	0.0
24,738		Samsung Electronics Co., Ltd. 005930	1,232,206	0.3
221		Samsung SDI Co., Ltd.	123,849	0.0
11,370		SK Hynix, Inc.	822,550	0.2
9,034		SK Telecom Co., Ltd.	342,344	0.1
1,562		SK, Inc.	252,667	0.1
			7,178,077	2.0

		Spain: 1.6%
25,682		Endesa S.A.	512,013	0.1
1,326	(2)	Iberdrola S.A.	15,556	0.0
134,768		Iberdrola S.A. - IBEE	1,581,061	0.4
17,261		Industria de Diseno Textil SA	538,900	0.2
8,573		Naturgy Energy Group SA	243,148	0.1
48,861		Red Electrica Corp. SA	864,783	0.2
53,974		Repsol SA	886,619	0.3
272,308		Telefonica S.A.	1,034,499	0.3
			5,676,579	1.6

		Sweden: 4.5%
14,516		Assa Abloy AB	341,943	0.1
22,590	(1)	Billerud AB	262,433	0.1
22,198		Boliden AB	996,180	0.3
29,834		Elekta AB	217,155	0.1
83,734		Epiroc AB-A	1,629,193	0.4
13,610		Essity AB	355,550	0.1
6,029		Getinge AB	135,819	0.0
37,822		Industrivarden AB-Class A	1,001,918	0.3
32,614	(1)	Industrivarden AB-Class C	859,205	0.2
53,261		Investor AB-A SHS	1,063,014	0.3
191,625		Investor AB-B SHS	3,723,655	1.0
58,001		Skandinaviska Enskilda Banken AB	702,149	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
75,488	(1)	SSAB AB Class B	$514,426	0.1
15,173		Svenska Cellulosa AB SCA	210,698	0.1
52,293		Swedbank AB	1,005,931	0.3
16,321	(2)	Swedish Orphan Biovitrum AB	363,968	0.1
38,343		Tele2 AB	331,150	0.1
45,361		Telefonaktiebolaget LM Ericsson	263,115	0.1
131,748		Telia Co. AB	340,258	0.1
94,738		Volvo AB - B Shares	1,879,935	0.5
			16,197,695	4.5

		Switzerland: 6.9%
26,211		ABB Ltd.	912,553	0.3
1,311	(2)	Accelleron Industries AG	30,965	0.0
16,483		Alcon, Inc.	1,243,784	0.3
6,401		Baloise Holding AG	1,052,791	0.3
5,756		Cie Financiere Richemont SA	887,330	0.2
26,059		Coca-Cola HBC AG	633,269	0.2
5,179		DKSH Holding AG	441,226	0.1
150,513		Glencore PLC	1,007,967	0.3
13,312		Holcim AG	795,854	0.2
105,243	(1),(2)	IWG PLC	241,446	0.1
2,959		Julius Baer Group Ltd.	189,803	0.1
5,149	(1)	Kuehne & Nagel International AG	1,227,813	0.3
34,350		Nestle SA	4,191,011	1.2
45,778		Novartis AG	4,138,747	1.2
3,904		PSP Swiss Property AG	486,687	0.1
11,660		Roche Holding AG-GENUSSCHEIN	3,639,907	1.0
122		SGS SA	297,513	0.1
9,934		STMicroelectronics NV-STM1	467,774	0.1
1,367		Swatch Group AG - BR	494,948	0.1
806		Swiss Life Holding AG	477,029	0.1
1,225		Swisscom AG	723,799	0.2
766		Tecan Group AG	321,470	0.1
53,227		UBS Group AG	1,136,151	0.3
			25,039,837	6.9

		Taiwan: 1.3%
53,000		Accton Technology Corp.	433,131	0.1
319,077		Cathay Financial Holding Co., Ltd.	454,264	0.1
284,000		CTBC Financial Holding Co. Ltd.	217,154	0.0
2,000		eMemory Technology, Inc.	109,657	0.0
49,000		Evergreen Marine Corp. Taiwan Ltd.	250,328	0.1
9,000		Global Unichip Corp.	237,541	0.1
63,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,111,748	0.3
58,000		Unimicron Technology Corp.	267,032	0.1
155,000		Uni-President Enterprises Corp.	348,221	0.1
652,000		United Microelectronics Corp.	1,066,962	0.3
14,000		Wiwynn Corp.	351,647	0.1
3,939		Yuanta Financial Holding Co., Ltd.	2,962	0.0
			4,850,647	1.3

		Thailand: 0.0%
50,100		Tisco Financial Group PCL - NVDR	155,879	0.0

		United Arab Emirates: 0.1%
226,345		Aldar Properties PJSC	269,563	0.1

		United Kingdom: 12.2%
135,742		3i Group PLC	2,648,288	0.7
15,147		Admiral Group Plc	411,776	0.1
20,178		Anglo American PLC	870,284	0.2
10,314		AstraZeneca PLC	1,351,261	0.4
52,962	(3)	Auto Trader Group PLC	410,904	0.1
21,518		Aviva PLC	121,358	0.0
134,598		BAE Systems PLC	1,424,859	0.4
372,467		BP PLC	2,249,792	0.6
31,808		British American Tobacco PLC	1,219,320	0.3
80,343		British Land Co. PLC	439,707	0.1
14,604		Britvic PLC	139,895	0.0
143,566		BT Group PLC	221,191	0.1
12,300		Bunzl PLC	451,547	0.1
21,969		Burberry Group PLC	669,195	0.2
33,901		CNH Industrial NV	599,752	0.2
59,631		Compass Group PLC	1,424,464	0.4
6,158		CRH PLC - London	287,451	0.1
4,399		Derwent London PLC	140,327	0.0
44,742		Diageo PLC	1,956,390	0.6
111,180		DS Smith PLC	486,735	0.1
7,681		Experian PLC	280,890	0.1
8,421		Ferguson PLC	1,186,476	0.3
61,597		GSK PLC	1,081,952	0.3
97,500		HSBC Holdings PLC	718,413	0.2
76,291		IG Group Holdings PLC	750,114	0.2
127,738		Imperial Brands PLC	3,204,462	0.9
51,348		Land Securities Group PLC	449,850	0.1
171,232		Man Group PLC/Jersey	526,787	0.2
14,910		Mondi PLC	281,170	0.1
67,618		National Grid PLC	859,620	0.2
5,808		Reckitt Benckiser Group PLC	413,883	0.1
68,906		Relx PLC (GBP Exchange)	2,047,121	0.6
32,269		Rightmove PLC	234,463	0.1
62,918		Rio Tinto PLC	4,926,551	1.4
100,781		RS GROUP PLC	1,171,664	0.3
133,163		Segro PLC	1,370,725	0.4
48,699		Smiths Group PLC	1,039,577	0.3
61,686		SSE PLC	1,316,666	0.4
318,486		Tesco PLC	967,999	0.3
51,873		The Sage Group PLC	498,378	0.1
26,348		Unilever PLC - ULVRL	1,341,088	0.4
932,550		Vodafone Group PLC	1,075,988	0.3
72,216		WPP PLC	843,752	0.2
			44,112,085	12.2

	Total Common Stock
	(Cost $340,928,166)		356,849,823	98.9

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
	Brazil: 0.2%
66,800	Itau Unibanco Holding S.A.	$333,322	0.1
27,100	Petroleo Brasileiro SA	139,763	0.1

	Total Preferred Stock
	(Cost $466,974)	473,085	0.2

	Total Long-Term Investments
	(Cost $341,395,140)	357,322,908	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 1.2%
1,042,116	(5) Bank of America Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,042,239, collateralized by various U.S. Government Agency Obligations, 0.010%-5.500%, Market Value plus accrued interest $1,062,958, due 02/25/32-09/01/61)	1,042,116	0.3
1,042,116	(5) Citigroup, Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,042,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.686%, Market Value plus accrued interest $1,062,958, due 08/15/24-12/20/72)	1,042,116	0.3
308,383	(5) Nomura Securities, Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $308,419, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $314,552, due 08/01/23-01/01/60)	308,383	0.0
1,042,116	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 01/31/23, 4.30%, due 02/01/23 (Repurchase Amount $1,042,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,062,958, due 02/07/23-12/20/52)	1,042,116	0.3
1,042,116	(5) Truist Securities Inc., Repurchase Agreement dated 01/31/23, 4.33%, due 02/01/23 (Repurchase Amount $1,042,240, collateralized by various U.S. Government Agency Obligations, 4.000%-5.500%, Market Value plus accrued interest $1,062,958, due 01/01/50-02/01/53)	1,042,116	0.3

	Total Repurchase Agreements
	(Cost $4,476,847)	4,476,847	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
682,050	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.070%	682,050	0.2
1,117,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.230%	1,117,000	0.3
	Total Mutual Funds
	(Cost $1,799,050)	1,799,050	0.5

	Total Short-Term Investments
	(Cost $6,275,897)	6,275,897	1.7

	Total Investments in Securities (Cost $347,671,037)	$363,598,805	100.8
	Liabilities in Excess of Other Assets	(2,840,408)	(0.8)
	Net Assets	$360,758,397	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of January 31, 2023.

Sector Diversification	Percentage of Net Assets
Industrials	17.4%
Financials	14.7
Materials	11.0
Consumer Staples	10.6
Consumer Discretionary	10.3
Health Care	7.8
Communication Services	6.7
Utilities	5.6
Information Technology	5.5
Energy	5.0
Real Estate	4.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$34,356,321	$–	$34,356,321
Austria	–	2,225,214	–	2,225,214
Belgium	–	2,704,042	–	2,704,042
Brazil	1,468,438	–	–	1,468,438
Canada	18,962,912	–	–	18,962,912
China	2,475,335	7,746,056	–	10,221,391
Denmark	–	7,686,659	–	7,686,659
Finland	–	5,546,121	–	5,546,121
France	–	23,359,804	–	23,359,804
Germany	–	16,748,697	–	16,748,697
Hong Kong	938,454	5,838,145	–	6,776,599
India	693,082	2,374,659	–	3,067,741
Indonesia	–	928,399	–	928,399
Ireland	–	1,603,233	–	1,603,233
Israel	552,507	2,897,065	–	3,449,572
Italy	–	5,450,356	–	5,450,356
Japan	628,487	75,566,699	–	76,195,186
Mexico	444,874	–	–	444,874
Netherlands	–	16,167,302	–	16,167,302
New Zealand	–	955,535	–	955,535
Norway	–	2,542,860	–	2,542,860
Philippines	–	186,614	–	186,614
Poland	–	426,077	–	426,077
Portugal	–	2,062,945	–	2,062,945
Qatar	–	256,425	–	256,425
Russia(1)	–	–	–	–
Saudi Arabia	–	1,265,784	–	1,265,784
Singapore	85,719	8,224,641	–	8,310,360
South Korea	–	7,178,077	–	7,178,077
Spain	–	5,676,579	–	5,676,579
Sweden	–	16,197,695	–	16,197,695
Switzerland	–	25,039,837	–	25,039,837
Taiwan	–	4,850,647	–	4,850,647
Thailand	–	155,879	–	155,879
United Arab Emirates	–	269,563	–	269,563
United Kingdom	139,895	43,972,190	–	44,112,085
Total Common Stock	26,389,703	330,460,120	–	356,849,823
Preferred Stock	473,085	–	–	473,085
Short-Term Investments	1,799,050	4,476,847	–	6,275,897
Total Investments, at fair value	$28,661,838	$334,936,967	$–	$363,598,805
Other Financial Instruments+
Futures	108,076	–	–	108,076
Total Assets	$28,769,914	$334,936,967	$–	$363,706,881

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

(1)	Russian securities were fair valued at $0.

At January 31, 2023, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	18	03/17/23	$1,907,100	$108,076
			$1,907,100	$108,076

At January 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $355,693,873.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,747,602
Gross Unrealized Depreciation	(23,369,806)

Net Unrealized Appreciation	$8,377,796